CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 139.3		$ 116.3		$ 101.7
Trade receivables, net	194.1		216.0		212.0
Inventories	142.2		114.7		111.0
Deferred income taxes - current	50.0		48.5		49.6
Prepaid expenses and other			120.5		107.6
Receivable from Revlon, Inc.	91.0		75.1		64.2
Prepaid expenses and other	51.3		45.4
Total current assets	667.9		616.0		581.9
Property, plant and equipment, net	102.7		99.5		98.9
Deferred income taxes - noncurrent	181.2		203.1		221.4
Goodwill	217.9		217.8		194.7
Intangible assets, net	64.7		68.8		29.2
Other assets	101.9		92.5		80.0
Total assets	1,336.3		1,297.7		1,206.1
Current liabilities:
Short-term borrowings	6.6		5.0		5.9
Current portion of long-term debt	0	[1]	21.5	[1],[2]	8.0	[2]
Current portion of long-term debt - affiliates	48.6	[3]	48.6	[3]	0
Accounts payable	103.4		101.8		89.0
Accrued expenses and other	224.8		264.7		230.0
Total current liabilities	383.4		441.6		332.9
Long-term debt	1,228.2		1,145.8		1,107.0
Long-term debt - affiliates			0		107.0
Long-term pension and other post-retirement plan liabilities	210.1		233.7		245.5
Other long-term liabilities	56.3		53.3		55.3
Commitments and contingencies
Stockholder's deficiency:
RCPC Preferred Stock, value	54.6		54.6		54.6
Common Stock, value	0		0		0
Additional paid-in capital	946.3		946.3		945.3
Accumulated deficit	(1,336.6)		(1,369.4)		(1,440.6)
Accumulated other comprehensive loss	(206.0)		(208.2)		(200.9)
Total stockholder's deficiency	(541.7)		(576.7)		(641.6)
Total liabilities and stockholder's deficiency	$ 1,336.3		$ 1,297.7		$ 1,206.1

[1]	In February 2013, Products Corporation consummated an amendment (the "February 2013 Term Loan Amendments") to its third amended and restated term loan agreement dated as of May 19, 2011 (as amended, the "2011 Term Loan Agreement" or the "2011 Term Loan Facility") for its 6.5-year term loan due November 19, 2017 (the "2011 Term Loan"). Refer to "Recent Debt Transactions - Term Loan Amendments - (i) February 2013 Term Loan Amendments" below for further discussion.
[2]	The Company classified $21.5 million of long-term debt as a current liability, which is comprised of the Company's regularly scheduled $2.0 million principal repayment due on March 31, 2013 as well as the required "excess cash flow" payment (as defined under the 2011 Term Loan Agreement) to be made in 2013. (See below under "2011 Credit Agreements").
[3]	For detail regarding Products Corporation's Amended and Restated Senior Subordinated Term Loan (the "Amended and Restated Senior Subordinated Term Loan"), consisting of (i) the $58.4 million principal amount which remains owing from Products Corporation to various third parties (the "Non-Contributed Loan"), which matures on October 8, 2014, and (ii) the $48.6 million principal amount which, at September 30, 2013 was due from Products Corporation to Revlon, Inc. (the "Contributed Loan"), and which Products Corporation repaid to Revlon, Inc. at maturity on October 8, 2013, see Note 10, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2012 Form 10-K.